AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 94.3%
Communication Services - 1.4%
AlphaPolis Co., Ltd. (Japan)	22,000	$237,001
Reading International, Inc., Class A (United States)*	85,000	124,950

Total Communication Services		361,951
Consumer Discretionary - 13.9%
A-Mark Precious Metals, Inc. (United States)	9,000	232,830
America's Car-Mart, Inc. (United States)*,1	23,000	671,830
Legacy Housing Corp. (United States)*	60,000	1,650,600
Nihon Trim Co., Ltd. (Japan)	6,000	188,001
Texhong International Group, Ltd. (Hong Kong)	1,600,000	1,007,459

Total Consumer Discretionary		3,750,720
Consumer Staples - 9.9%
Delfi, Ltd. (Singapore)	1,100,000	673,670
Italian Wine Brands S.p.A. (Italy)	61,500	1,617,423
Naked Wines PLC (United Kingdom)*	250,000	258,893
NeoPharm Co., Ltd. (South Korea)	9,000	113,423

Total Consumer Staples		2,663,409
Energy - 23.3%
Amplify Energy Corp. (United States)*	65,000	341,250
Arrow Exploration Corp. (Canada)*	7,000,000	1,270,931
Hargreaves Services PLC (United Kingdom)	84,395	805,870
Hemisphere Energy Corp. (Canada)	221,700	352,056
Horizon Oil, Ltd. (Australia)	5,250,000	763,364
Mi Chang Oil Industrial Co., Ltd. (South Korea)	5,000	379,530
Noram Drilling A.S. (Norway)	50,000	136,279
Pardee Resources Co. (United States)	800	232,000
Total Energy Services, Inc. (Canada)	165,000	1,707,264
Unit Corp. (United States)	9,000	269,865

Total Energy		6,258,409
Financials - 8.5%
Omni Bridgeway, Ltd. (Australia)*	2,040,000	2,294,776
Health Care - 7.6%
Ion Beam Applications (Belgium)[1]	60,000	746,937
Koa Shoji Holdings Co., Ltd. (Japan)	80,000	441,527
Medical Facilities Corp. (Canada)	85,000	863,620

Total Health Care		2,052,084
Industrials - 24.9%
Boustead Singapore, Ltd. (Singapore)	130,000	165,278
	Shares	Value

Brickability Group PLC (United Kingdom)	1,275,000	$1,005,730
Cie de L'Odet SE (France)	550	882,247
Fila S.p.A. (Italy)	115,000	1,260,099
Komelon Corp. (South Korea)	18,000	140,007
Macfarlane Group PLC (United Kingdom)	900,000	1,113,709
Maezawa Industries, Inc. (Japan)	22,000	284,427
Mitani Corp. (Japan)	15,000	217,976
Sam Yung Trading Co., Ltd. (South Korea)	58,000	624,212
U-Haul Holding Co., Non-Voting Shares (United States)	20,000	1,018,000

Total Industrials		6,711,685
Information Technology - 0.5%
Bixolon Co., Ltd. (South Korea)	32,000	130,419
Materials - 3.7%
Amerigo Resources, Ltd. (Canada)	70,000	136,811
KISCO Holdings Co., Ltd. (South Korea)	6,839	126,003
Master Drilling Group, Ltd. (South Africa)	200,000	182,397
Okamoto Industries, Inc. (Japan)	11,000	376,873
SK Kaken Co., Ltd. (Japan)	3,000	181,110

Total Materials		1,003,194
Utilities - 0.6%
Maxim Power Corp. (Canada)	50,500	165,467

Total Common Stocks (Cost $19,708,748)		25,392,114
Preferred Stock - 3.5%
Information Technology - 3.5%
Samsung Electronics Co., Ltd., 1.87% (South Korea)	20,000	949,220

Total Preferred Stock (Cost $320,545)		949,220
Short-Term Investments - 2.0%
Other Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[2]	531,026	531,026

Total Short-Term Investments (Cost $531,026)		531,026
Total Investments - 99.8% (Cost $20,560,319)		26,872,360
Other Assets, less Liabilities - 0.2%		56,162
Net Assets - 100.0%		$26,928,522

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $904,132 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,807,490	$4,904,195	—	$6,711,685
Energy	5,495,045	763,364	—	6,258,409
Consumer Discretionary	3,562,719	188,001	—	3,750,720
Consumer Staples	932,563	1,730,846	—	2,663,409
Financials	2,294,776	—	—	2,294,776
Health Care	863,620	1,188,464	—	2,052,084
Materials	445,211	557,983	—	1,003,194
Communication Services	124,950	237,001	—	361,951
Utilities	165,467	—	—	165,467
Information Technology	—	130,419	—	130,419
Preferred Stock†	—	949,220	—	949,220
Short-Term Investments
Other Investment Companies	531,026	—	—	531,026
Total Investments in Securities	$16,222,867	$10,649,493	—	$26,872,360

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2025, was as follows:
Country	% of Long-Term Investments
Australia	11.6
Belgium	2.8
Canada	17.1
France	3.4
Hong Kong	3.8
Italy	10.9
Japan	7.3
Norway	0.5
Singapore	3.2
South Africa	0.7
South Korea	9.4
United Kingdom	12.1
United States	17.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$904,132	—	$936,287	$936,287
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-6.000%	10/15/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.